Investments in affiliates and joint ventures - Narrative (Details) - CAD ($) $ in Thousands		12 Months Ended
	Aug. 19, 2021	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Property, plant and equipment		$ 540,826	$ 516,269
Revenue		654,143	498,468
Equity method investments
Variable Interest Entity [Line Items]
Revenue		$ 332,440	159,054
Red River Valley Alliance LLC | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
NL partnership interest in VIEs	15.00%	0.15%
ASN Constructors | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
NL partnership interest in VIEs	30.00%	0.30%
Mikisew North American Limited Partnership | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
NL partnership interest in VIEs		0.49%
Mikisew North American Limited Partnership | Equity method investments
Variable Interest Entity [Line Items]
Cash		$ 1,959
Revenue		356,592	$ 191,104
BNA Remanufacturing Limited Partnership | Equity method investments
Variable Interest Entity [Line Items]
Property, plant and equipment		$ 362